Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents

	December 31,
	2023	2022

Short-term bank deposits	2,039,952	761,044
Short-term investments	859,108	1,068,053
	2,899,060	1,829,097